Recent accounting pronouncements (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unamortized Debt Issuance Expense	$ 609	$ 402
Other Current Assets [Member]
Unamortized Debt Issuance Expense		88
Other Noncurrent Assets [Member]
Unamortized Debt Issuance Expense		$ 314